Inventory (Tables)	12 Months Ended
Dec. 31, 2021
14. Inventory
Inventory	As at December 31 December 31 millions of Canadian dollars 2021 2020 Fuel $ 255 $ 199 Materials 283 254 $ 538 $ 453